Note 5 - Inventories - Inventories (Details) - USD ($)	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Finished Goods		$ 249,571	$ 0
Goods-in-process		844,194	967,993
Total	$ 1,428,264	$ 1,093,765	$ 967,993